Capital Management - Schedule of Net Debt, Adjusted Shareholders' Equity and Adjusted Capital (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term debt obligations	$ 730	$ 389
Current portion of long-term debt obligations		500
Long-term debt obligations	3,750	3,750
Net unamortized debt issue costs less current amortization	(39)	(48)
Total debt	4,441	4,591
Cash and cash equivalents	(116)	(32)	$ (91)	$ (215)
Net debt	4,325	4,559
Total shareholders' equity	8,303	8,199	$ 8,382	$ 8,792
Accumulated other comprehensive loss	(25)	25
Adjusted shareholders' equity	8,278	8,224
Adjusted capital	$ 12,603	$ 12,783